BUSINESS ACQUISITIONS (Details Narrative) - USD ($)	1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 03, 2019	Feb. 13, 2019	Feb. 04, 2019	Dec. 03, 2018	Mar. 27, 2021	Mar. 28, 2020	Mar. 27, 2021	Mar. 28, 2020	Jun. 27, 2020	Jun. 29, 2019	Dec. 02, 2019	Mar. 29, 2019	Jan. 15, 2019	Oct. 09, 2018
Business Acquisition [Line Items]
Loss on extinguishment of debt					$ 6,420,526	$ 11,570,696	$ 17,493,887	$ 43,800,931	$ 44,355,401	$ 1,164,054
TOTAL [Member]
Business Acquisition [Line Items]
Aggregate consideration									19,638,577	88,587,720
Cash									$ 1,000,000	$ 26,661,541
Subordinate voting shares									5,112,263	10,875,929
Contingent Consideration aggregate value									$ 9,833,000	$ 774,000
Note Payable										$ 26,750,000
Monarch [Member]
Business Acquisition [Line Items]
Aggregate consideration				$ 21,098,012
Cash				$ 6,986,541
Deferred payment description				The Company determined the present value of the Company’s estimates of future outcomes of revenue targets being met (revenue targets ranged from $7,000,000 to $10,000,000) and the likelihood of the earn out being paid which was valued at $774,000.
Subordinate voting shares				4,019,065
Subordinate voting shares value				$ 1,000,000
Per share price				$ 3.32
Mattn Jeremy, Inc. [Member] | One Love Beach Club [Member]
Business Acquisition [Line Items]
Aggregate consideration	$ 12,708,000
Cash	$ 1,000,000
Deferred payment description	$1,000,000 deferred payment to be paid six months after closing, $1,000,000 deferred payment to be paid one year after closing
Subordinate voting shares	5,112,263								3,045,989
Contingent Consideration aggregate value	$ 9,833,000
Deferred payment present value	$ 1,875,000
Subordinate voting shares value									$ 748,658
Loss on extinguishment of debt									$ 248,656
MME Evanston Retail, LLC [Member]
Business Acquisition [Line Items]
Aggregate consideration											$ 6,930,557
Membership interests											100.00%
LVMC, LLC [Member] | Cannacopia [Member]
Business Acquisition [Line Items]
Cash														$ 10,075,000
Viktoriya's Medical Supplies, LLC [Member] | Buddys Cannabis [Member]
Business Acquisition [Line Items]
Aggregate consideration													$ 10,300,000
Cash													3,800,000
Note Payable													$ 6,500,000
Future Transactions Holdings, LLC [Member] | Seven Point [Member]
Business Acquisition [Line Items]
Aggregate consideration			$ 12,945,270
Cash			$ 3,050,000
Subordinate voting shares			2,117,238
Per share price			$ 3.26
Note Payable			$ 3,000,000
Kannaboost Technology Inc. and CSI Solutions LLC [Member]
Business Acquisition [Line Items]
Aggregate consideration		$ 31,169,438
Cash		$ 2,000,000
Deferred payment description		As part of the transaction, the Company also received a 40% stake in top-selling brand K.I.N.D. Concentrates, which is currently distributed in over 90% of the dispensaries in Arizona.
Subordinate voting shares		4,739,626
Per share price		$ 2.99
Note Payable		$ 15,000,000
PHSL, LLC [Member] | SugarLeaf Trading Co. [Member]
Business Acquisition [Line Items]
Aggregate consideration												$ 3,000,000
Cash												$ 750,000
Membership interests												100.00%
Note Payable												$ 2,250,000